Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Shareholders' Equity (Parentheticals) [Abstract]
Dividend per share paid	$ 0	$ 0	$ 0.50